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PSTFI-1-201
PSTFI-1-201x

                           JPMORGAN TAX FREE INCOME FUNDS
                                CLASS A AND B SHARES
                           SUPPLEMENT DATED APRIL 26, 2000
                          PROSPECTUS DATED FEBRUARY 28, 2001

TAX FREE INCOME FUND
The following replaces the second paragraph under The Fund's Main Investment Strategy on page 1:

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. or another national rating organization. It may also invest in unrated securities of comparable quality.

NEW YORK INTERMEDIATE TAX FREE INCOME FUND
The following replaces the third paragraph under The Fund's Main Investment Strategy on page 8:

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. or another national rating organization. It may also invest in unrated securities of comparable quality.

CALIFORNIA  INTERMEDIATE TAX FREE INCOME FUND
The following replaces the third paragraph under The Fund's Main Investment Strategy on page 15:

The Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. or another national rating organization. It may also invest in unrated securities of comparable quality.






                                                              PSTFI-1-201 SUPP